UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing
(signature)
W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
May 5, 2010

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total: $239,064(thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE   SHARED   NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- --------- ------ -------- ------
3M Co                          COM        88579Y101     8443   101027 SH     SOLE               101027
ABB Ltd.                       ADR        000375204     6779   310375 SH     SOLE               310375
AT&T Corp                      COM        00206R102      201     7792 SH     SOLE                 7792
America Movil-Series L         ADR        02364W105     7742   153788 SH     SOLE               153788
Apache Corp.                   COM        037411105     6350    62565 SH     SOLE                62565
Avon Products                  COM        054303102     7181   212025 SH     SOLE               212025
BP PLC                         ADR        055622104      447     7834 SH     SOLE                 7834
Becton Dickinson & Co.         COM        075887109     6808    86472 SH     SOLE                86472
Berkshire Hathaway Class B     COM        084670702     7731    95125 SH     SOLE                95125
ChevronTexaco Corp             COM        166764100      278     3660 SH     SOLE                 3660
China Mobile Hong Kong Ltd     ADR        16941M109     5221   108495 SH     SOLE               108495
Cisco Systems, Inc.            COM        17275R102     8720   334996 SH     SOLE               334996
Coca Cola Co.                  COM        191216100     6076   110479 SH     SOLE               110479
Colgate Palmolive Co           COM        194162103     8423    98797 SH     SOLE                98797
Danaher Corporation            COM        235851102     8357   104586 SH     SOLE               104586
Diageo Plc                     ADR        25243Q205     6547    97063 SH     SOLE                97063
EMC Corp.                      COM        268648102     7159   396824 SH     SOLE               396824
Eli Lilly Co Inc               COM        532457108      204     5622 SH     SOLE                 5622
Exxon Mobil Corporation        COM        30231G102     1085    16197 SH     SOLE                16197
Fomento Economico Mexico S.A.B COM        344419106     8030   168940 SH     SOLE               168940
Google                         COM        38259P508     8327    14685 SH     SOLE                14685
H.J. Heinz Co.                 COM        423074103     6896   151190 SH     SOLE               151190
IShares S&P Small-Cap 600 Inde COM        464287804      371     6240 SH     SOLE                 6240
ITT Industries                 COM        450911102      876    16344 SH     SOLE                16344
International Business Machine COM        459200101     8528    66493 SH     SOLE                66493
JP Morgan Chase & Co.          COM        46625H100      345     7718 SH     SOLE                 7718
Johnson & Johnson              COM        478160104     7609   116701 SH     SOLE               116701
MasterCard                     COM        57636Q104     7401    29139 SH     SOLE                29139
Novartis AG                    ADR        66987V109     8847   163531 SH     SOLE               163531
Petroleo Brasileiro S.A.       ADR        71654V101     9671   244285 SH     SOLE               244285
Procter & Gamble               COM        742718109      379     5988 SH     SOLE                 5988
Qualcomm Inc.                  COM        747525103     5405   128725 SH     SOLE               128725
Sasol LTD                      ADR        803866300     6267   151848 SH     SOLE               151848
Schlumberger, Ltd.             COM        806857108     6154    96975 SH     SOLE                96975
Staples Inc.                   COM        855030102     5617   240125 SH     SOLE               240125
Starbucks Corporation          COM        855244109      201     8280 SH     SOLE                 8280
Stryker                        COM        863667101      215     3750 SH     SOLE                 3750
Target Corp.                   COM        87612E106     9777   185873 SH     SOLE               185873
Toyota Motor Co                ADR        892331307     4561    56715 SH     SOLE                56715
United Technologies Corp       COM        913017109    10476   142313 SH     SOLE               142313
Vanguard Mid-Cap VIPER         COM        922908629      242     3720 SH     SOLE                 3720
Vanguard Total Stock Market Vi COM        922908769     1756    29467 SH     SOLE                29467
Wal-Mart Stores                COM        931142103     1070    19250 SH     SOLE                19250
Walgreen Co                    COM        931422109     4803   129493 SH     SOLE               129493
iShares MSCI EAFE Index Fund   COM        464287465     5623   100454 SH     SOLE               100454
iShares MSCI Emerging Markets  COM        464287234     5865   139248 SH     SOLE               139248
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